NON-EQUITY INCENTIVE PLAN OPTIONS (Details Narrative) - USD ($)	1 Months Ended	3 Months Ended		12 Months Ended
	Apr. 30, 2025	Mar. 31, 2025	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Number of option issued
Options per share			$ 0.01		$ 0.01
Option expected term	3 years		6 years 6 months	3 years	5 years
Option stock price			$ 0.0098		$ 0.0098
Volatility rate			311.40%
Exercise price			$ 0.0001		$ 0.0001
Discount rate			2.52%
Compensation expense		$ 0			$ 89,881
Compensation expense was recognized		$ 0			$ 449,169
Weighted average exercise price		$ 0.0001		$ 0.0001
Weighted average term		8 years 6 months 29 days		8 years 9 months 29 days
Board of Advisory [Member]
Number of option issued			55,000,000
Option issued price per share			$ 0.0001		$ 0.0001
Number of option issued, value			$ 539,000
Options vested percentage			25.00%